BUSINESS COMBINATIONS AND TRANSACTIONS - Schedule of Pro Forma Information and Nonrecurring Adjustments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material and nonrecurring pro forma adjustments:
Revenues, net	$ 6,454,402	$ 4,345,939	$ 4,166,799
Merger & IPO costs	(30,072)	(396)	(198)
Net impact of interest, net of tax	27,030	10,523	12,042
Removal of equity method pickup of Legacy Dole investment, net of tax	(48,027)	(30,279)	$ (36,943)
Legacy Dole
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma revenue	9,285,672	8,969,405
Net income attributable to Dole plc	151,651	8,567
Legacy Dole | Acquisition-related Costs
Material and nonrecurring pro forma adjustments:
Incremental charges on biological assets and inventory and depreciation impact	0	(98,162)
Merger & IPO costs	0	(30,876)
Net impact of interest, net of tax	0	29,653
Removal of equity method pickup of Legacy Dole investment, net of tax	(24,396)	(19,134)
Legacy Dole | Acquisition-related Costs | Eliminations
Material and nonrecurring pro forma adjustments:
Revenues, net	$ (72,389)	$ (48,533)